Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue for Major Markets

The following tables present revenue for five major markets for the years ending December 31, 2025, 2024 and 2023, respectively.

	December 31, 2025
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$13,768,820	60.24%
U.K.	1,285,829	5.63%
Mexico	867,476	3.80%
Poland	773,084	3.38%
Portugal	573,931	2.51%

	December 31, 2024
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$19,575,794	64.61%
France	1,516,466	5.00%
Israel	909,207	3.00%
Nigeria	827,955	2.73%
U.K.	781,562	2.58%

	December 31, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$11,005,500	54.15%
Australia	1,558,935	7.67%
Poland	1,318,926	6.49%
U.K.	1,053,668	5.18%
Germany	1,016,250	5.00%